Inventory (FY) (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
Inventory - finished goods	$ 367,988	$ 357,265	$ 188,116
Inventory - parts	283,356	185,690	169,704
Net inventory	$ 651,344	$ 542,955	$ 357,820